Insurance-related accounts - Summary of Changes in Insurance Contract Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		¥ 11,078,344	¥ 10,286,666
Current portion, beginning balance	[1]	134,865	127,079
Non-current portion, beginning balance		10,943,479	10,159,587
Net premiums		1,282,155	1,106,156
Insurance liabilities released		(790,755)	(661,199)
Unwind of discount and actuarial items	[2]	351,666	623,148
Changes in valuation of expected future benefits		(10,198)	(75,733)
Shadow accounting adjustments		(18,861)	(262,907)
Other		(35,870)	22,235
Currency exchange rate fluctuations		126,854	39,978
Ending balance		11,983,335	11,078,344
Current portion, ending balance	[1]	153,006	134,865
Non-current portion, ending balance		11,830,329	10,943,479
Future Insurance Policy Benefits
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		6,749,450	6,646,656
Current portion, beginning balance	[1]	134,865	127,079
Non-current portion, beginning balance		6,614,585	6,519,577
Net premiums		813,856	786,916
Insurance liabilities released		(539,586)	(465,997)
Unwind of discount and actuarial items	[2]	149,869	157,379
Changes in valuation of expected future benefits		(11,144)	(69,332)
Shadow accounting adjustments		(15,692)	(258,953)
Other		(65,198)	(68,340)
Currency exchange rate fluctuations		110,485	21,121
Ending balance		7,192,040	6,749,450
Current portion, ending balance	[1]	153,006	134,865
Non-current portion, ending balance		7,039,034	6,614,585
Policyholders Account In The Life Insurance Business
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Beginning balance		4,328,894	3,640,010
Current portion, beginning balance	[1]	0	0
Non-current portion, beginning balance		4,328,894	3,640,010
Net premiums		468,299	319,240
Insurance liabilities released		(251,169)	(195,202)
Unwind of discount and actuarial items	[2]	201,797	465,769
Changes in valuation of expected future benefits		946	(6,401)
Shadow accounting adjustments		(3,169)	(3,954)
Other		29,328	90,575
Currency exchange rate fluctuations		16,369	18,857
Ending balance		4,791,295	4,328,894
Current portion, ending balance	[1]	0	0
Non-current portion, ending balance		¥ 4,791,295	¥ 4,328,894

[1]	The current portion of future insurance policy benefits and other is included in other current liabilities in the consolidated statements of financial position.
[2]	Mainly includes interests credited to reserves, expenses and mortality charges.